VANECK DURABLE HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
December 31, 2025 (unaudited)
1
Number
of Shares Value
COMMON STOCKS: 100.1%
Automobiles & Components : 0.1%
Gentex Corp.0.00 1,101 $ 25,620
Underline
Capital Goods : 3.4%
General Dynamics Corp.0.00 1,075 361,909
Honeywell International, Inc. 3,823 745,829
L3Harris Technologies, Inc. 798 234,269
Snap-on, Inc.0.00 326 112,340
1,454,347
Commercial & Professional Services : 1.5%
Automatic Data Processing,
Inc.0.00 2,433 625,841
Underline
Consumer Discretionary Distribution &
Retail : 1.9%
Genuine Parts Co.0.00 1,110 136,486
Lowe's Companies, Inc.0.00 2,713 654,267
790,753
Consumer Durables & Apparel : 0.5%
Garmin Ltd.0.00 666 135,098
Hasbro, Inc.0.00 1,137 93,234
228,332
Consumer Services : 5.2%
McDonald's Corp.0.00 4,089 1,249,721
Starbucks Corp. 8,380 705,680
Wyndham Hotels & Resorts,
Inc. 415 31,357
Yum! Brands, Inc.0.00 1,384 209,372
2,196,130
Consumer Staples Distribution & Retail : 0.6%
Sysco Corp.0.00 3,481 256,515
Underline
Energy : 14.0%
Chevron Corp.0.00 13,850 2,110,878
ConocoPhillips 10,619 994,045
Devon Energy Corp. 2,864 104,908
EOG Resources, Inc. 4,903 514,864
Exxon Mobil Corp.0.00 18,052 2,172,378
5,897,073
Financial Services : 5.5%
Ares Management Corp.0.00 1,332 215,291
Blackrock, Inc. 681 728,902
Blackstone, Inc. 5,774 890,004
Franklin Resources, Inc. 3,995 95,441
Invesco Ltd. 2,774 72,873
Janus Henderson Group PLC 1,064 50,614
T Rowe Price Group, Inc.0.00 2,631 269,362
2,322,487
Food, Beverage & Tobacco : 20.6%
Altria Group, Inc.0.00 30,062 1,733,375
Hershey Co. 1,123 204,364
McCormick & Co., Inc. 1,795 122,257
Mondelez International, Inc. 11,353 611,132
PepsiCo, Inc. 13,121 1,883,126
Philip Morris International, Inc. 13,656 2,190,422
The Coca-Cola Co.0.00 28,158 1,968,526
8,713,202
Number
of Shares Value
Health Care Equipment & Services : 5.3%
Abbott Laboratories0.00 8,483 $ 1,062,835
Becton Dickinson & Co. 1,584 307,407
Medtronic PLC0.00 8,974 862,043
2,232,285
Household & Personal Products : 1.0%
Colgate-Palmolive Co.0.00 5,536 437,455
Underline
Insurance : 0.6%
American International Group,
Inc.0.00 3,002 256,821
Underline
Materials : 1.2%
Air Products and Chemicals,
Inc.0.00 1,696 418,946
CF Industries Holdings, Inc.0.00 1,018 78,732
497,678
Pharmaceuticals, Biotechnology & Life
Sciences : 10.7%
Amgen, Inc.0.00 4,002 1,309,895
Gilead Sciences, Inc. 8,111 995,544
Merck & Co., Inc. 20,423 2,149,725
Royalty Pharma PLC0.00 2,007 77,550
4,532,714
Semiconductors & Semiconductor
Equipment : 5.2%
Qualcomm, Inc.0.00 5,381 920,420
Skyworks Solutions, Inc. 1,521 96,446
Texas Instruments, Inc.0.00 6,936 1,203,327
2,220,193
Software & Services : 0.4%
Cognizant Technology
Solutions Corp.0.00 1,863 154,629
Underline
Telecommunication Services : 9.5%
AT&T, Inc.0.00 79,595 1,977,140
Verizon Communications,
Inc.0.00 49,614 2,020,778
3,997,918
Transportation : 2.6%
Norfolk Southern Corp.0.00 1,047 302,290
Union Pacific Corp.0.00 3,414 789,726
1,092,016
Utilities : 10.3%
Alliant Energy Corp.0.00 2,007 130,475
Ameren Corp. 1,910 190,733
Atmos Energy Corp. 860 144,162
CenterPoint Energy, Inc. 3,783 145,040
Consolidated Edison, Inc. 3,225 320,307
Dominion Energy, Inc. 9,783 573,186
DTE Energy Co. 1,736 223,909
Duke Energy Corp. 7,153 838,403
Evergy, Inc. 2,121 153,751
Exelon Corp. 9,366 408,264
FirstEnergy Corp. 5,098 228,237
New Jersey Resources Corp. 998 46,028
Portland General Electric Co. 1,170 56,148
PPL Corp. † 5,615 196,637

VANECK DURABLE HIGH DIVIDEND ETF
SCHEDULE OF INVESTMENTS
(continued)
2
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
Utilities (continued)
Sempra 4,747 $ 419,113
WEC Energy Group, Inc.0.00 2,688 283,477
4,357,870
Number
of Shares Value
Utilities (continued)
Total Common Stocks
(Cost: $42,219,973) $ 42,289,879
Total Investments: 100.1%
(Cost: $42,219,973) 42,289,879
Liabilities in excess of other assets: (0.1)% (49,544)
NET ASSETS: 100.0% $ 42,240,335
†
Security fully or partially on loan. Total market value of securities on loan is $161,372.
The summary of inputs used to value the Fund's investments as of December 31, 2025 is as follows:
Level 1
Quoted
Prices
Level 2
Significant
Observable
Inputs
Level 3
Significant
Unobservable
Inputs Value
Common Stocks
 *
$ 42,289,879 $ — $ — $ 42,289,879
*
See Schedule of Investments for industry sectors.